Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	$ (28,202)	$ 10,630	$ 30,563
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(4)	(3)	(1)
Disposal of subsidiaries, associates and intangible assets	109	1,729	593
Purchase of property, equipment and software	(1,283)	(1,478)	(1,581)
Disposal of property, equipment and software	33	161	295
Net (purchase) / redemption of financial assets measured at fair value through other comprehensive income	30	(699)	(750)
Purchase of debt securities measured at amortized cost	(14,244)	(30,792)	(4,922)
Disposal and redemption of debt securities measured at amortized cost	10,435	18,799	4,507
Net cash flow from / (used in) investing activities	(4,924)	(12,283)	(1,860)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	7,181	(12,249)	(3,093)
Distributions paid on UBS AG shares	(6,000)	(4,200)	(4,539)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	104,551	79,457	98,619
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(85,541)	(67,670)	(79,799)
Net cash flows from other financing activities	(501)	(595)	(261)
Net activity related to group internal capital transactions and dividends	0	0	0
Net cash flow from / (used in) financing activities	19,690	(5,257)	10,927
Total cash flow
Cash and cash equivalents at the beginning of the year	195,200	207,755	173,430
Net cash flow from / (used in) operating, investing and financing activities	(13,435)	(6,911)	39,630
Effects of exchange rate differences on cash and cash equivalents	8,704	(5,645)	(5,306)
Cash and cash equivalents at the end of the year	190,469	195,200	207,755
of which: cash and balances at central banks	171,723	169,363	192,706
of which: loans and advances to banks	12,078	13,329	13,822
of which: money market paper	6,668	12,508	1,227
Restricted cash and cash equivalents	4,553	4,253	3,408
UBS AG (standalone) | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	(23,275)	17,286	5,714
Cash flow from / (used in) investing activities
Disposal of subsidiaries, associates and intangible assets	109	157	16
Purchase of property, equipment and software	(427)	(562)	(656)
Disposal of property, equipment and software	33	161	294
Net (purchase) / redemption of financial assets measured at fair value through other comprehensive income	15	(943)	(817)
Purchase of debt securities measured at amortized cost	(9,561)	(22,602)	(1,840)
Disposal and redemption of debt securities measured at amortized cost	4,890	14,442	1,033
Net cash flow from / (used in) investing activities	(4,942)	(9,346)	(1,970)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	7,138	(12,215)	(3,073)
Distributions paid on UBS AG shares	(6,000)	(4,200)	(4,539)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	101,956	78,866	97,250
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(84,366)	(66,526)	(78,385)
Net cash flows from other financing activities	(249)	(258)	(280)
Net activity related to group internal capital transactions and dividends	3,698	5,217	5,240
Net cash flow from / (used in) financing activities	22,177	884	16,212
Total cash flow
Cash and cash equivalents at the beginning of the year	63,608	57,895	39,400
Net cash flow from / (used in) operating, investing and financing activities	(6,040)	8,824	19,957
Effects of exchange rate differences on cash and cash equivalents	591	(3,111)	(1,462)
Cash and cash equivalents at the end of the year	58,159	63,608	57,895
of which: cash and balances at central banks	49,537	48,607	53,729
of which: loans and advances to banks	2,763	2,957	3,258
of which: money market paper	5,858	12,044	908
UBS Switzerland AG | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	(3,041)	(1,165)	2,131
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(1)	(3)	(1)
Disposal of subsidiaries, associates and intangible assets		453	0
Purchase of property, equipment and software	(287)	(292)	(276)
Purchase of debt securities measured at amortized cost	(1,431)	(2,690)	(45)
Disposal and redemption of debt securities measured at amortized cost	1,625	870	817
Net cash flow from / (used in) investing activities	(94)	(1,663)	495
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	(1)	(3)	(21)
Issuance of debt designated at fair value and long-term debt measured at amortized cost	2,007	550	1,177
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(1,017)	(860)	(1,093)
Net activity related to group internal capital transactions and dividends	(2,944)	(2,088)	(537)
Net cash flow from / (used in) financing activities	(1,954)	(2,401)	(475)
Total cash flow
Cash and cash equivalents at the beginning of the year	86,232	92,799	93,342
Net cash flow from / (used in) operating, investing and financing activities	(5,089)	(5,229)	2,151
Effects of exchange rate differences on cash and cash equivalents	7,860	(1,338)	(2,693)
Cash and cash equivalents at the end of the year	89,003	86,232	92,799
of which: cash and balances at central banks	87,044	84,465	91,031
of which: loans and advances to banks	1,448	1,550	1,588
of which: money market paper	511	216	179
Other subsidiaries | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	(1,886)	(5,491)	22,718
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	(3)
Disposal of subsidiaries, associates and intangible assets		1,120	577
Purchase of property, equipment and software	(569)	(624)	(650)
Disposal of property, equipment and software			1
Net (purchase) / redemption of financial assets measured at fair value through other comprehensive income	15	244	67
Purchase of debt securities measured at amortized cost	(3,251)	(5,500)	(3,038)
Disposal and redemption of debt securities measured at amortized cost	3,920	3,487	2,658
Net cash flow from / (used in) investing activities	112	(1,274)	(385)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	44	(31)	0
Issuance of debt designated at fair value and long-term debt measured at amortized cost	588	41	193
Repayment of debt designated at fair value and long-term debt measured at amortized cost	(159)	(284)	(320)
Net cash flows from other financing activities	(251)	(337)	20
Net activity related to group internal capital transactions and dividends	(754)	(3,128)	(4,702)
Net cash flow from / (used in) financing activities	(532)	(3,740)	(4,811)
Total cash flow
Cash and cash equivalents at the beginning of the year	45,359	57,061	40,689
Net cash flow from / (used in) operating, investing and financing activities	(2,306)	(10,505)	17,523
Effects of exchange rate differences on cash and cash equivalents	253	(1,196)	(1,151)
Cash and cash equivalents at the end of the year	43,307	45,359	57,061
of which: cash and balances at central banks	35,142	36,291	47,946
of which: loans and advances to banks	7,866	8,821	8,975
of which: money market paper	$ 299	$ 248	$ 139